UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8776

                  AllianceBernstein All-Asia Investment Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: October 31, 2004

                      Date of reporting period: April 30, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management

AllianceBernstein All-Asia
Investment Fund

International
Regional

Semi-Annual Report--April 30, 2004

Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.


June 21, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein All-Asia Investment Fund (the "Fund") for the semi-annual reporting period ended April 30, 2004.

Investment Objectives and Policies

This open-end fund seeks long-term capital appreciation. The Fund invests primarily in equity securities issued by companies based in Asia and the Pacific Region.

Investment Results

The following table shows the Fund's performance over the past six- and 12-month periods ended April 30, 2004. The table also provides performance data for the Fund's benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Free Index, as well as the Lipper Pacific Region Funds Average (the "Lipper Average").

-------------------------------------------------------------------------------
INVESTMENT RESULTS*
Periods Ended April 30, 2004
                                        Returns
                                 6 Months      12 Months
AllianceBernstein
All-Asia Investment Fund
  Class A                           7.07%      43.10%
  Class B                           6.81%      41.86%
  Class C                           6.78%      42.01%
MSCI AC Asia Pacific Free
  Index                            10.77%      56.46%
Lipper Pacific Region Funds
  Average                           9.07%      53.51%

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 3.00% for Class A, 3.70% for Class B, 3.70% for Class C and 2.70% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

The unmanaged Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Free Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a free float-adjusted market capitalization index that measures the performance of both developed and emerging markets in 16 Asia Pacific region countries. The unmanaged Lipper Pacific Region Funds Average (the "Lipper Average") consists of funds that concentrate their investments in equity securities with primary trading markets or operations concentrated in the Western Pacific Basin region or a single country


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ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 1


within this region. The Lipper Average included 42 and 41 funds for the six- and 12-month periods ended April 30, 2004, respectively. These funds have generally similar investment objectives to AllianceBernstein All-Asia Investment Fund, although some may have different investment policies and sales and management fees. Investors cannot invest directly in an index or average, and their results are not indicative of any specific investment, including AllianceBernstein All-Asia Investment Fund.

Additional investment results appear on pages 4-6.

-------------------------------------------------------------------------------

The Fund underperformed its benchmark, the MSCI AC Asia Pacific Free Index, as well as the Lipper Average for the six- and 12-month periods ended April 30, 2004.

For the six-month period ended April 30, 2004, the Fund's underperformance was mainly attributable to the poor performance of its stock holdings in Korea, China and Japan. In addition, the Fund's underweight positions in Indonesia and Thailand and overweight cash position also contributed to its underperformance. The Fund's underperformance was somewhat mitigated by the superior performance of its stock holdings in India, Thailand and Hong Kong. Performance during this period was also aided by the Fund's underweight positions in Australia, China and Japan, and its overweight position in India.

For the 12-month period ended April 30, 2004, the Fund's underperformance was attributable to the inferior performance of its stock holdings in Japan and Korea. The Fund's underweight positions in Japan and Indonesia also hurt performance. The Fund's stock holdings in India, Malaysia and Australia contributed positively to the Fund's performance during this period.

Market Review and Investment Strategy

Generally speaking, the Asian markets performed well during the six- and 12-month periods ended April 30, 2004.

Overall, economic activity showed an improvement in most countries. A low interest rate environment had a positive influence on consumers and businesses in the region. As far as Japan is concerned, the two main reasons that contributed to the sudden rise of the market were a substantially decreased risk of systematic financial crisis and improved macro numbers, such as gross domestic product.

During this time frame, the MSCI AC Asia Pacific Free Index outperformed the MSCI World Free Index, as well as the MSCI Europe, Australasia and the Far East Free Index.

During the six-month period under review, the outperformance of the MSCI AC Asia Pacific Free Index was primarily attributable to the strength of the Japanese, Indian and Korean equity markets, and to a lesser extent, the markets in Southeast Asia. The strong performance of the Australian market in U.S. dollar terms during this period was driven by the sharp appreciation of the Australian dollar relative to the U.S. dollar.

The Fund was underweighted in Japan during both periods under review. However, during the last six months, we increased the Fund's position in this country to neutral. We also maintained the Fund's overweight positions in Korea and India. The Fund did not have any exposure to stocks in New Zealand, Pakistan, Sri Lanka and the Philippines during the last 12 months.


-------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND


PORTFOLIO SUMMARY
April 30, 2004 (unaudited)


INCEPTION DATES
Class A Shares
11/28/94
Class B Shares
11/28/94
Class C Shares
11/28/94

PORTFOLIO STATISTICS
Net Assets ($mil): $28.6

SECTOR BREAKDOWN*

o   26.8%    Finance
o   22.0%    Technology
o   12.2%    Consumer Services
o    9.3%    Consumer Manufacturing
o    7.7%    Capital Goods
o    4.9%    Basic Industry
o    4.5%    Energy
o    2.8%    Multi-Industry
o    2.4%    Health Care
o    1.7%    Utilities
o    1.2%    Transportation

o    4.5%    Short-Term

[pie chart ommitted]

* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


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ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 3


INVESTMENT RESULTS

CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004

                      NAV Returns      SEC Returns
           1 Year        43.10%         37.12%
           5 Years       -2.65%         -3.49%
  Since Inception*       -3.77%         -4.21%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)

           1 Year                       43.69%
          5 Years                       -1.80%
 Since Inception*                       -3.84%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Substantially all of the Fund's assets will be invested in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainty in foreign countries. The Fund may invest all of its assets within a single region, which may present greater risk than investment in a more diversified fund. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.

* Inception Date: 11/28/94.


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4 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND


INVESTMENT RESULTS

CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004

                        NAV Returns      SEC Returns
           1 Year          41.86%          37.86%
         5 Years-           3.38%          -3.38%
Since Inception*(a)        -4.36%          -4.36%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)

              1 Year                       44.70%
             5 Years                       -1.73%
 Since Inception*(a)                       -3.99%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Substantially all of the Fund's assets will be invested in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainty in foreign countries. The Fund may invest all of its assets within a single region, which may present greater risk than investment in a more diversified fund. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.

*   Inception Date: 11/28/94.

(a) Assumes conversion of Class B shares into Class A shares after eight years.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 5


INVESTMENT RESULTS

CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004

                   NAV Returns   SEC Returns
          1 Year      42.01%       41.01%
         5 Years      -3.36%       -3.36%
Since Inception*      -4.42%       -4.42%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)

          1 Year                   47.45%
         5 Years                   -1.69%
Since Inception*                   -4.06%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Substantially all of the Fund's assets will be invested in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainty in foreign countries. The Fund may invest all of its assets within a single region, which may present greater risk than investment in a more diversified fund. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.

* Inception Date: 11/28/94.


-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND


TEN LARGEST HOLDINGS
April 30, 2004 (unaudited)

                                                        Percent of
Company                               U.S. $ Value      Net Assets
-------------------------------------------------------------------------------
Canon, Inc.                             $1,416,353         5.0%
Hoya Corp.                               1,179,126         4.1
Bharti Tele-Ventures, Ltd.               1,053,852         3.7
JFE Holdings, Inc.                         800,521         2.8
NEC Electronics Corp.                      753,241         2.6
Toyota Motor Corp.                         748,294         2.6
Mitsubishi Tokyo Financial Group, Inc.    720,652          2.5
Nidec Corp.                                714,564         2.5
Chugai Pharmaceutical Co., Ltd.           697,504          2.5
Mitsubishi Corp.                           695,773         2.4
                                        $8,779,880        30.7%


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 7


PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-96.3%
Australia-10.1%

Australia & New Zealand Banking Group, Ltd.      29,374       $  393,097
BHP Billiton, Ltd.                               52,073          430,428
James Hardie Industries NV                       23,390          112,935
National Australia Bank, Ltd.                    12,049          255,891
News Corp., Ltd.                                 31,625          291,035
Perpetual Trustees Australia, Ltd.               10,424          307,994
QBE Insurance Group, Ltd.                        38,305          321,592
St. George Bank, Ltd.                            17,673          256,759
Westpac Banking Corp., Ltd.                      21,333          268,577
Woodside Petroleum, Ltd.                         20,191          240,668
                                                             ------------
                                                               2,878,976

Hong Kong-6.1%

Cheung Kong Holdings, Ltd.                       35,000          269,239
China Petroleum and Chemical Corp.
  (Sinopec) Cl. H                               828,000          286,625
China Resources Enterprise, Ltd.                102,000          118,350
CNOOC, Ltd.                                     415,000          148,979
Esprit Holdings, Ltd.                            67,000          276,599
HSBC Holdings Plc.                               10,000          146,158
Li & Fung, Ltd.                                 160,000          249,239
Sun Hung Kai Properties, Ltd.                    30,000          257,701
                                                             ------------
                                                               1,752,890

India-5.6%

Bharti Tele-Ventures, Ltd.(a)                   276,000        1,053,852
Canara Bank, Ltd.                                59,700          222,180
Infosys Technologies, Ltd.                        1,800          208,332
Tata Motors, Ltd.                                10,100          105,951
                                                             ------------
                                                               1,590,315

Indonesia-0.3%

Bank Rakyat Indonesia(a)                        466,500           91,632

Japan-59.6%

Advantest Corp.                                   5,800          440,879
Aeon Credit Service Co., Ltd.                     9,300          590,650
Canon, Inc.                                      27,000        1,416,353
Chugai Pharmaceutical Co., Ltd.                  46,100          697,504
Daimaru, Inc.                                    64,000          557,228
Dainippon Screen Mfg. Co., Ltd.                  62,000          422,976
Daiwa Securities Group, Inc.                     83,000          624,145
Hoya Corp.                                       10,900        1,179,126
Japan Wind Development Co., Ltd.(a)                  60          173,409
JFE Holdings, Inc.                               35,700          800,521
KDDI Corp.                                           81          485,083
Leopalace21 Corp.                                29,000          485,807
Mitsubishi Corp.                                 73,000          695,773
Mitsubishi Tokyo Financial Group, Inc.               81          720,652
NEC Electronics Corp.                            10,700          753,241


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8 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Nidec Corp.                                       6,600       $  714,564
Nippon Mining Holdings, Inc.                    108,500          456,118
Nippon Yusen Kabushiki Kaisha                    85,000          345,776
Nissan Motor Co., Ltd.                           57,000          634,682
Nitto Denko Corp.                                12,400          688,670
OBIC Co., Ltd.                                    1,700          368,879
Park24 Co., Ltd.                                  9,500          321,042
Pioneer Corp.                                    21,600          616,444
Rakuten, Inc.                                        45          353,884
Reins International, Inc.                            55          293,998
Ricoh Co., Ltd.                                  25,000          498,301
Riso Kagaku Corp.                                   100            4,349
Sumitomo Mitsui Financial Group, Inc.                89          672,489
Toyota Motor Corp.                               20,700          748,294
Works Applications Co., Ltd.(a)                      83          309,817
                                                             ------------
                                                              17,070,654

Malaysia-1.4%

Maxis Communications Berhad                      92,000          210,632
Public Bank Berhad                              212,000          190,800
                                                             ------------
                                                                 401,432

Singapore-2.6%

City Developments, Ltd.                          43,000          154,163
Oversea-Chinese Banking Corp.                    41,000          291,575
United Overseas Bank, Ltd.                       37,000          297,922
                                                             ------------
                                                                 743,660

South Korea-6.0%

Hyundai Motor Co., Ltd.                           3,460          131,960
Kookmin Bank(a)                                   9,380          350,146
POSCO                                             1,560          190,787
Samsung Electronics Co., Ltd.                     1,000          474,709
Shinhan Financial Group Co., Ltd.                10,170          177,250
SK Telecom Co., Ltd.                              2,350          400,563
                                                             ------------
                                                               1,725,415

Taiwan-3.5%

Cathay Financial Holding Co., Ltd.(a)            22,000           39,073
Cathay Financial Holding Co. Ltd. (GDR)(a)(b)     5,083           90,223
Chinatrust Financial Holding Co., Ltd.(a)       122,000          131,108
Hon Hai Precision Industry Co., Ltd.             61,700          243,308
Taiwan Semiconductor Manufacturing Co., Ltd.    113,930          197,200
United Microelectronics Corp.(a)                158,000          141,734
Yageo Corp.(a)                                  271,000          147,655
                                                             ------------
                                                                 990,301

Thailand-1.1%

Advanced Info Service Public Co., Ltd.           79,100          195,724
Siam Commercial Bank Public Co., Ltd.            95,400          110,279
                                                             ------------
                                                                 306,003

Total Common Stocks
  (cost $21,177,420)                                          27,551,278


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 9


                                              Principal
                                                 Amount
Company                                            (000)    U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-4.5%

Time Deposit-4.5%
HSBC Bank
   1.00%, 5/03/04
   (cost $1,300,000)                             $1,300       $1,300,000

Total Investments-100.8%
   (cost $22,477,420)                                         28,851,278

Other assets less liabilities-(0.8%)                            (224,300)

Net Assets-100%                                              $28,626,978

(a) Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, the aggregate market value of this security amounted to $90,223 or 0.3% of net assets.

    Glossary:
    GDR - Global Depositary Receipt
    See notes to financial statements.


-------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND


STATEMENT OF ASSETS & LIABILITIES
April 30, 2004 (unaudited)


Assets
Investments in securities, at value (cost $22,477,420)             $28,851,278
Cash                                                                    20,735
Foreign cash, at value (cost $164,588)                                 166,594
Receivable for investment securities sold                            1,222,289
Receivable for capital stock sold                                      207,017
Dividends and interest receivable                                       90,291
Receivable from Adviser                                                  2,755
                                                                 -------------
Total assets                                                        30,560,959
                                                                 -------------
Liabilities
Payable for investment securities purchased                          1,300,000
Payable for capital stock redeemed                                     215,675
Distribution fee payable                                                16,204
Accrued expenses                                                       402,102
                                                                 -------------
Total liabilities                                                    1,933,981
                                                                 -------------
Net Assets                                                         $28,626,978
                                                                 -------------
Composition of Net Assets
Capital stock, at par                                              $     5,028
Additional paid-in capital                                          43,979,473
Accumulated net investment loss                                       (266,112)
Accumulated net realized loss on investment
and foreign currency transactions                                  (21,302,194)
Net unrealized appreciation of investments
and foreign currency denominated assets and liabilities              6,210,783
                                                                 -------------
                                                                   $28,626,978
                                                                 -------------
Calculation of Maximum Offering Price

Class A Shares
Net asset value and redemption price per share
($8,957,884/1,515,758 shares of capital stock
issued and outstanding)                                                  $5.91
Sales charge--4.25% of public offering price                               .26
                                                                        ------
Maximum offering price                                                   $6.17
                                                                        ------
Class B Shares
Net asset value and offering price per share
($11,190,243/2,039,122 shares of capital stock
issued and outstanding)                                                  $5.49
                                                                        ------
Class C Shares
Net asset value and offering price per share
($4,113,116/746,941 shares of capital stock
issued and outstanding)                                                  $5.51
                                                                        ------
Advisor Class Shares
Net asset value, redemption and offering price per share
($4,365,735/726,003 shares of capital stock
issued and outstanding)                                                  $6.01
                                                                        ------

See notes to financial statements.


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ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 11


STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
of $14,498)                                           $202,755
Interest                                                   443        $203,198
                                                     ---------
Expenses
Advisory fee                                           140,700
Distribution fee--Class A                               13,235
Distribution fee--Class B                               57,322
Distribution fee--Class C                               18,760
Custodian                                              121,518
Transfer agency                                        100,519
Legal                                                   40,918
Audit                                                   38,744
Registration                                            36,278
Directors' fees                                         27,861
Printing                                                24,993
Administrative                                          21,000
Miscellaneous                                            7,012
                                                     ---------
Total expenses                                         648,860
Less: expenses waived and reimbursed
by the Adviser and the Transfer Agent
(see Note B)                                          (179,540)
Less: expense offset arrangement
(see Note B)                                               (10)
                                                     ---------
Net expenses                                                           469,310
                                                                     ---------
Net investment loss                                                   (266,112)
                                                                     ---------
Realized and Unrealized Gain
on Investment and Foreign Currency
Transactions
Net realized gain on:
  Investment transactions                                            1,842,922
  Foreign currency transactions                                          3,348
Net change in unrealized
appreciation/depreciaton of:
  Investments                                                          229,773
  Foreign currency denominated assets
  and liabilities                                                       33,160
                                                                     ---------
Net gain on investment and foreign
currency transactions                                                2,109,203
                                                                     ---------
Net Increase in Net Assets from
Operations                                                          $1,843,091
                                                                     ---------



See notes to financial statements.


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12 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND



STATEMENT OF CHANGES IN NET ASSETS

                                            Six Months Ended         Year Ended
                                             April 30, 2004          October 31,
                                              (unaudited)               2003
                                            ----------------       -------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss                             $(266,112)           $(360,192)
Net realized gain on investment and
foreign currency transactions                   1,846,270              841,354
Net change in unrealized
appreciation/depreciation
of investments and foreign
currency denominated
assets and liabilities                            262,933            5,674,821
                                             ------------         -------------
Net increase in net assets from
operations                                      1,843,091            6,155,983
Capital Stock Transactions
Net decrease                                     (297,236)          (3,088,740)
                                             ------------         -------------
Total increase                                  1,545,855            3,067,243
Net Assets
Beginning of period                            27,081,123           24,013,880
                                             ------------         -------------
End of period (including accumulated
net investment loss of ($266,112)
and $0, respectively)                         $28,626,978          $27,081,123
                                             ------------         -------------


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 13



NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE A
Significant Accounting Policies

AllianceBernstein All-Asia Investment Fund, Inc. (the "Fund") was organized as a Maryland corporation on September 21, 1994 and is registered under the Investment Company Act of 1940 as an open-end management investment company.
The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25%. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND


asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 15


currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares also have no distribution fees.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 3.00%, 3.70%, 3.70% and 2.70% of the average daily net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended April 30, 2004, such waivers and reimbursement amounted to $122,530.


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND


Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. Through April 30, 2004, such waiver amounted to $24,077. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Under the terms of an Administrative Agreement, the Fund pays Alliance Capital Management L.P. (the "Administrator") a monthly fee equal to the annualized rate of .15% of the Fund's average daily net assets. For the six months ended April 30, 2004, the Adviser agreed to waive its fees. Such waiver amounted to $21,000.

The Administrator provides administrative functions to the Fund as well as other clerical services. The Administrator also prepares financial and regulatory reports for the Fund.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $56,982 for the six months ended April 30, 2004. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $11,933.

For the six months ended April 30, 2004, the Fund's expenses were reduced by $10 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $532 from the sales of Class A shares and received $54, $9,159 and $2,914 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2004, amounted to $57,425, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 17


annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,800,911 and $822,145 for Class B and Class C shares respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2004, were as follows:

                                       Purchases           Sales
                                      -----------      ------------
Investment securities (excluding
  U.S. government securities)         $21,210,443      $22,358,876
U.S. government securities                     -0-              -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                           $6,788,134
Gross unrealized depreciation                             (414,276)
                                                        ----------
Net unrealized appreciation                             $6,373,858
                                                        ----------

Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND


The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The face or contract amount in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE E
Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:

                            Shares                           Amount
-------------------------------------------------------------------------------
                Six Months Ended   Year Ended   Six Months Ended    Year Ended
                  April 30, 2004   October 31,    April 30, 2004    October 31,
                      (unaudited)        2003        (unaudited)          2003
-------------------------------------------------------------------------------
Class A
Shares sold              723,123     9,296,115    $4,175,240       $40,931,193
Shares converted
  from Class B            73,613        67,180       431,552           312,640
Shares redeemed         (801,161)   (9,629,401)   (4,608,835)      (42,969,575)
Net decrease              (4,425)     (266,106)      $(2,043)      $(1,725,742)

Class B
Shares sold              333,498     3,639,555    $1,783,162       $15,280,262
Shares converted
  to Class A             (79,191)      (71,892)     (431,552)         (312,640)
Shares redeemed         (436,553)   (3,797,802)   (2,324,066)      (16,026,252)
Net decrease            (182,246)     (230,139)    $(972,456)      $(1,058,630)

Class C
Shares sold              418,038    16,052,797    $2,202,745       $67,166,471
Shares redeemed         (402,476)  (15,973,157)   (2,102,542)      (67,463,119)
Net increase
  (decrease)              15,562        79,640      $100,203         $(296,648)

Advisor Class
Shares sold              518,386     3,719,861    $2,997,110       $16,744,849
Shares redeemed         (417,487)   (3,640,106)   (2,420,050)      (16,752,569)
Net increase
  (decrease)             100,899        79,755      $577,060           $(7,720)


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 19


NOTE F
Risks Involved in Investing in the Fund

Concentration of Risk--Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of United States companies. The securities markets of many Asian countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Fund's investment portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2004.

NOTE H
Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the fiscal year ending October 31, 2004 will be determined at the end of the current fiscal year. As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses               $(22,673,292)(a)
Unrealized appreciation/(depreciation)                5,472,678(b)
Total accumulated earnings/(deficit)               $(17,200,614)

(a) On October 31, 2003, the Fund had a net capital loss carryforward of $22,673,292 of which $18,922,133 expires in the year 2009 and $3,751,159 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year, $561,531 of the capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND


NOTE I
Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 21


The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             Class A
                                          ---------------------------------------------------------------------------
                                           Six Months
                                               Ended
                                            April 30,                     Year Ended October 31,
                                                2004   --------------------------------------------------------------
                                         (unaudited)         2003         2002         2001         2000         1999
                                          ---------------------------------------------------------------------------
Net asset value,
  beginning of period                          $5.52         $4.57        $5.24        $9.71      $10.46        $5.86
                                          ---------------------------------------------------------------------------
Income From Investment Operations
Net investment loss(a)                          (.05)(b)      (.05)(b)     (.11)(b)     (.15)(b)    (.19)        (.10)(b)
  Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                   .44          1.00         (.56)       (3.21)       (.56)        4.70
                                          ---------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations                                     .39           .95         (.67)       (3.36)       (.75)        4.60
                                          ---------------------------------------------------------------------------
Less: Distributions
  Distributions from net
  realized gains on
  investment and foreign
  currency transactions                           -0-           -0-          -0-       (1.01)        -0-           -0-
Distributions in excess of
  net realized gains                              -0-           -0-          -0-        (.10)        -0-           -0-
                                          ---------------------------------------------------------------------------
Total distributions                               -0-           -0-          -0-       (1.11)        -0-           -0-
                                          ---------------------------------------------------------------------------
Net asset value,
  end of period                                $5.91         $5.52        $4.57        $5.24      $9.71        $10.46
                                          ---------------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(c)                         7.07%        20.79%      (12.79)%     (38.77)%    (7.17)%       78.50%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                             $8,958        $8,385       $8,168       $9,637    $20,436       $40,040
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      3.00%(d)      3.00%        3.00%        3.00%      2.35%(e)      2.45%(e)
  Expenses, before
    waivers/reimbursements                      4.23%(d)      4.85%        4.26%        3.19%      2.35%         2.93%
  Expenses, before
    waivers/reimbursements
    excluding interest expense                  4.23%(d)      4.85%        4.26%        3.19%      2.30%(f)      2.93%
  Net investment loss                         (1.57)%(b)    (1.18)%(b)   (1.99)%(b)    (2.20)%(b)(1.51)%       (1.20)%(b)
Portfolio turnover rate                           77%          146%         207%         150%       153%         119%


See footnote summary on page 27.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 23


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                            Class B
                                          ---------------------------------------------------------------------------
                                           Six Months
                                               Ended
                                            April 30,                     Year Ended October 31,
                                                2004   --------------------------------------------------------------
                                         (unaudited)         2003         2002         2001         2000         1999
                                          ---------------------------------------------------------------------------
Net asset value,
  beginning of period                          $5.14         $4.29        $4.95        $9.30       $10.09        $5.71
                                         -----------------------------------------------------------------------------
Income From Investment Operations
Net investment loss(a)                          (.06)(b)      (.08)(b)     (.13)(b)     (.18)(b)     (.29)        (.18)(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                   .41           .93         (.53)       (3.06)        (.50)        4.56
                                         -----------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations                                     .35           .85         (.66)       (3.24)        (.79)        4.38
                                         -----------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investment and foreign
  currency transactions                           -0-           -0-          -0-       (1.01)          -0-          -0-
Distributions in excess of
  net realized gains                              -0-           -0-          -0-        (.10)          -0-          -0-
                                         -----------------------------------------------------------------------------
Total distributions                               -0-           -0-          -0-       (1.11)          -0-          -0-
                                         -----------------------------------------------------------------------------
Net asset value,
  end of period                                $5.49         $5.14        $4.29        $4.95        $9.30       $10.09
                                         -----------------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(c)                         6.81%        19.81%      (13.33)%     (39.25)%      (7.83)%      76.71%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $11,190       $11,419      $10,513      $14,640      $35,927      $38,108
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      3.70%(d)      3.70%        3.70%        3.70%        3.18%(e)     3.48%(e)
  Expenses, before
    waivers/reimbursements                      5.04%(d)      5.70%        5.11%        4.00%        3.18%        3.96%
  Expenses, before
    waivers/reimbursements
    excluding interest expense                  5.04%(d)      5.70%        5.11%        4.00%        3.13%(f)     3.96%
  Net investment loss                          (2.26)%(b)   (1.90)%(b)   (2.69)%(b)   (2.94)%(b)    (2.32)%      (2.31)%(b)
Portfolio turnover rate                           77%          146%         207%         150%         153%         119%

See footnote summary on page 27.


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Class C
                                          ----------------------------------------------------------------------------
                                           Six Months
                                               Ended
                                            April 30,                     Year Ended October 31,
                                                2004   --------------------------------------------------------------
                                         (unaudited)         2003         2002         2001         2000         1999
                                          ---------------------------------------------------------------------------
Net asset value,
  beginning of period                          $5.16         $4.30        $4.96        $9.32       $10.12        $5.72
                                          ----------------------------------------------------------------------------
Income From Investment Operations
Net investment loss(a)                          (.06)(b)      (.08)(b)     (.14)(b)     (.18)(b)     (.29)        (.18)(b)
  Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                   .41           .94         (.52)       (3.07)        (.51)        4.58
                                          ----------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations                                     .35           .86         (.66)       (3.25)        (.80)        4.40
                                          ----------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investment and foreign
  currency transactions                           -0-           -0-          -0-       (1.01)          -0-          -0-
Distributions in excess of
  net realized gains                              -0-           -0-          -0-        (.10)          -0-          -0-
                                          ----------------------------------------------------------------------------
Total distributions                               -0-           -0-          -0-       (1.11)          -0-          -0-
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period                                $5.51         $5.16        $4.30        $4.96        $9.32       $10.12
                                          ----------------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(c)                         6.78%        20.00%      (13.31)%     (39.28)%      (7.90)%      76.92%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                             $4,113        $3,773       $2,805       $3,695      $11,284      $10,060
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      3.70%(d)      3.70%        3.70%        3.70%        3.18%(e)     3.41%(e)
  Expenses, before
    waivers/reimbursements                      4.95%(d)      5.59%        5.00%        3.94%        3.18%        3.89%
  Expenses, before
    waivers/reimbursements
    excluding interest expense                  4.95%(d)      5.59%        5.00%        3.94%        3.13%(f)     3.89%
  Net investment loss                          (2.24)%(b)    (1.80)%(b)   (2.74)%(b)   (2.93)%(b)   (2.31)%      (2.21)%(b)
Portfolio turnover rate                           77%          146%         207%         150%         153%         119%

See footnote summary on page 27.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 25


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                            Advisor Class
                                          ----------------------------------------------------------------------------
                                           Six Months
                                               Ended
                                            April 30,                     Year Ended October 31,
                                                2004   --------------------------------------------------------------
                                         (unaudited)         2003         2002         2001         2000         1999
                                          ---------------------------------------------------------------------------
Net asset value,
  beginning of period                      $5.61             $4.64        $5.31        $9.81       $10.54        $5.90
                                          ----------------------------------------------------------------------------
Income From Investment Operations
Net investment loss(a)                      (.04)(b)          (.04)(b)     (.09)(b)     (.12)(b)     (.17)        (.10)(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                               .44              1.01         (.58)       (3.27)        (.56)        4.74
                                          ----------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations                                 .40               .97         (.67)       (3.39)        (.73)        4.64
                                          ----------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investment and foreign
  currency transactions                       -0-               -0-          -0-       (1.01)          -0-          -0-
Distributions in excess of
  net realized gains                          -0-               -0-          -0-        (.10)          -0-          -0-
                                          ----------------------------------------------------------------------------
Total distributions                           -0-               -0-          -0-       (1.11)          -0-          -0-
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period                             $6.01             $5.61        $4.64       $5.31        $9.81       $10.54
                                          ----------------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(c)                      7.13%            20.91%      (12.62)%     (38.68)%      (6.93)%      78.64%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                          $4,366            $3,504       $2,528       $2,736       $5,155       $4,746
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                   2.70%(d)          2.70%        2.70%        2.70%        2.19%(e)     2.45%(e)
  Expenses, before
    waivers/reimbursements                   3.94%(d)          4.53%        3.96%        2.89%        2.19%        2.93%
  Expenses, before
    waivers/reimbursements
    excluding interest expense               3.94%(d)          4.53%        3.96%        2.89%        2.14%(f)     2.93%
  Net investment loss                      (1.25)%(b)         (.91)%(b)   (1.69)%(b)   (1.90)%(b)   (1.31)%      (1.33)%(b)
Portfolio turnover rate                        77%              146%         207%         150%         153%         119%

See footnote summary on page 27.


-------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND


(a)  Based on average shares outstanding.

(b)  Net of expenses waived by the Adviser and the Transfer Agent.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                               Year Ended October 31,
                               ----------------------
                                2000            1999
                               ----------------------
Class A                         2.34%          2.43%
Class B                         3.17%          3.46%
Class C                         3.16%          3.39%
Advisor Class                   2.18%          2.43%

(f) Net of interest expense of .04 % on credit facility. (see Note G)


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 27


BOARD OF DIRECTORS

William H.Foulk, Jr.(1), Chairman
David H. Dievler(1)
John H. Dobkin(1)
Alan Stoga(1)

OFFICERS

Marc O. Mayer, President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Bhaskar Laxminarayan(2), Vice President
Hiroshi Motoki(2), Senior Vice President
David Poh, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

(1) Member of the Audit Committee.

(2) Messrs. Motoki and Laxminarayan are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND


ALLIANCEBERNSTEIN FAMILY OF FUNDS


Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

Blended Style Funds

U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

Growth Funds

Domestic
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Value Funds

Domestic
Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds

Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*   Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+   An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 29


ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

AAFSR0404



ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On April 7, 2004, the Fund adopted procedures by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     EXHIBIT NO.    DESCRIPTION OF EXHIBIT

     11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein All-Asia Investment Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2004